Expense Example - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	Jun. 30, 2026 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,032
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	$ 1,150